Corporate information	12 Months Ended
Dec. 31, 2021
Corporate information
Corporate information

1. Corporate Information

The consolidated financial statements of InflaRx N.V. and its subsidiaries (collectively, the ‘Group’) for the year ended December 31, 2021 were authorized for issue in accordance with a resolution of the Board of Directors on March 23, 2022. InflaRx N.V. (the ‘Company’) is a Dutch public company with limited liability (naamloze vennootschap) with its corporate seat in Amsterdam, The Netherlands, and is registered in the Commercial Register of The Netherlands Chamber of Commerce Business Register under CCI number 68904312. The Company’s registered office is at Winzerlaer Straße 2 in 07745 Jena, Germany. Since November 10, 2017, InflaRx N.V.’s common shares have been listed on the NASDAQ Global Select Market under the symbol “IFRX”.

InflaRx N.V. and its subsidiaries are a clinical-stage biopharmaceutical Group focused on applying its proprietary anti-C5a technology to discover and develop first-in-class, potent and specific inhibitors of the complement activation factor known as C5a.

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and could affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Group. They are deconsolidated from the date control ceases. The acquisition method of accounting is used to account for business combinations by the Group. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.

The Group’s subsidiaries at December 31, 2021 are set out below. Unless otherwise stated, they have share capital consisting solely of common shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company.

	Place of business/		Ownership interest held by the Company
Name	country of incorporation	Functional currency	2021	2020	Principal activities
InflaRx GmbH	Germany	EUR	100%	100%	Principal operating subsidiary, biopharmaceutical company
InflaRx Pharmaceutical Inc.	U.S.	USD	100%	100%	Subsidiary for basic research